Summary of significant accounting policies (Tables)	12 Months Ended
Sep. 30, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of Estimated Useful Lives of Property, Plant and Equipment

Buildings	10 to 40 years
Leasehold improvements	Lesser of the useful life or lease term
Furniture, fixtures and equipment	3 to 20 years
Computer equipment	3 to 5 years

	Land and buildings	Leasehold improvements	Furniture, fixtures and equipment	Computer equipment	Total
	$	$	$	$	$
Cost
As at September 30, 2018	58,455	204,888	164,634	686,499	1,114,476
Additions	619	40,915	19,568	104,887	165,989
Additions - business acquisitions (Note 25a)	—	5,320	981	1,374	7,675
Disposals/retirements	—	(25,565)	(4,146)	(67,291)	(97,002)
Foreign currency translation adjustment	(460)	(999)	(399)	(10,840)	(12,698)
As at September 30, 2019	58,614	224,559	180,638	714,629	1,178,440
Accumulated depreciation
As at September 30, 2018	14,652	144,275	106,223	461,233	726,383
Depreciation expense (Note 23)	2,601	21,021	16,428	119,214	159,264
Disposals/retirements	—	(25,099)	(3,836)	(67,223)	(96,158)
Foreign currency translation adjustment	(292)	(471)	(143)	(7,804)	(8,710)
As at September 30, 2019	16,961	139,726	118,672	505,420	780,779
Net carrying amount as at September 30, 2019	41,653	84,833	61,966	209,209	397,661
	Land and buildings	Leasehold improvements	Furniture, fixtures and equipment	Computer equipment	Total
	$	$	$	$	$
Cost
As at September 30, 2017	65,640	210,326	164,016	645,363	1,085,345
Additions	748	27,970	11,034	110,776	150,528
Additions - business acquisitions (Note 25b)	—	192	943	1,479	2,614
Disposals/retirements	(8,933)	(35,311)	(11,082)	(73,245)	(128,571)
Foreign currency translation adjustment	1,000	1,711	(277)	2,126	4,560
As at September 30, 2018	58,455	204,888	164,634	686,499	1,114,476
Accumulated depreciation
As at September 30, 2017	20,691	154,801	99,131	414,109	688,732
Depreciation expense (Note 23)	2,000	21,881	16,003	116,703	156,587
Impairment (Note 23)	—	160	1,764	—	1,924
Disposals/retirements	(8,542)	(34,251)	(10,396)	(70,577)	(123,766)
Foreign currency translation adjustment	503	1,684	(279)	998	2,906
As at September 30, 2018	14,652	144,275	106,223	461,233	726,383
Net carrying amount as at September 30, 2018	43,803	60,613	58,411	225,266	388,093

Disclosure of Estimated Useful Lives of Intangible Assets

Internal-use software	2 to 7 years
Business solutions	2 to 10 years
Software licenses	3 to 8 years
Client relationships	2 to 10 years

	Internal-use software acquired	Internal-use software internally developed	Business solutions acquired	Business solutions internally developed	Software licenses	Client relationships	Total
	$	$	$	$	$	$	$
Cost
As at September 30, 2018	95,707	114,701	82,256	444,593	216,490	1,025,083	1,978,830
Additions	4,321	9,433	911	61,693	20,196	—	96,554
Additions - business acquisitions (Note 25)	77	—	—	—	201	113,786	114,064
Disposals/retirements	(436)	(326)	(803)	(46)	(13,281)	(24,321)	(39,213)
Foreign currency translation adjustment	(465)	(519)	(1,336)	5,144	(2,096)	(19,209)	(18,481)
As at September 30, 2019	99,204	123,289	81,028	511,384	221,510	1,095,339	2,131,754
Accumulated amortization
As at September 30, 2018	72,177	58,212	80,586	277,092	145,078	866,359	1,499,504
Amortization expense (Note 23)	8,872	11,513	1,319	37,318	29,356	76,182	164,560
Disposals/retirements	(436)	(326)	(803)	(46)	(13,247)	(24,321)	(39,179)
Foreign currency translation adjustment	(146)	(304)	(1,195)	3,482	(1,596)	(11,354)	(11,113)
As at September 30, 2019	80,467	69,095	79,907	317,846	159,591	906,866	1,613,772
Net carrying amount as at September 30, 2019	18,737	54,194	1,121	193,538	61,919	188,473	517,982

	Internal-use software acquired	Internal-use software internally developed	Business solutions acquired	Business solutions internally developed	Software licenses	Client relationships and other	Total
	$	$	$	$	$	$	$
Cost
As at September 30, 2017	99,047	94,788	84,044	387,624	217,875	965,687	1,849,065
Additions	5,742	21,724	—	47,125	19,343	—	93,934
Additions - business acquisitions	—	—	—	—	—	46,755	46,755
Disposals/retirements	(10,145)	(1,605)	(1,503)	(2,796)	(22,278)	—	(38,327)
Foreign currency translation adjustment	1,063	(206)	(285)	12,640	1,550	12,641	27,403
As at September 30, 2018	95,707	114,701	82,256	444,593	216,490	1,025,083	1,978,830
Accumulated amortization
As at September 30, 2017	74,286	50,842	78,151	237,351	131,672	786,337	1,358,639
Amortization expense (Note 23)	7,385	7,757	3,954	33,197	34,186	70,447	156,926
Impairment (Note 23)	—	1,209	—	57	—	—	1,266
Disposals/retirements	(10,145)	(1,605)	(1,503)	(2,062)	(21,926)	—	(37,241)
Foreign currency translation adjustment	651	9	(16)	8,549	1,146	9,575	19,914
As at September 30, 2018	72,177	58,212	80,586	277,092	145,078	866,359	1,499,504
Net carrying amount as at September 30, 2018	23,530	56,489	1,670	167,501	71,412	158,724	479,326

Disclosure of expected impact of initial application of IFRS 16
ADOPTION OF ACCOUNTING STANDARDS
The following standards have been adopted by the Company on October 1, 2018:
IFRS 15 - Revenue from Contracts with Customers
In May 2014, the IASB issued IFRS 15, Revenue from Contracts with Customers, to specify how and when to recognize revenue as well as requiring the provision of more informative and relevant disclosures. The standard supersedes IAS 18, Revenue, IAS 11, Construction Contracts, and other revenue related interpretations.
IFRS 15 was adopted by the Company using the modified retrospective method, with no restatement of comparative figures. The Company's policies applicable prior to October 1, 2018 are described below. The main changes to these accounting policies are as follows:

–
Initial implementation activities of managed IT and business process services arrangements, previously not considered as a separately identifiable component, could be in some cases identified as a separate performance obligation if they meet the criteria of being distinct under IFRS 15 resulting in acceleration of revenue recognition and related contract costs.

–
Previously, when a software license had value to the client on a stand-alone basis and was identified as a separately identifiable component, revenue from the software license was recognized upon delivery. Under IFRS 15, when the arrangement involves significant customization services, revenue from a software license is now combined with the services resulting in deferral of revenue recognition.

–
The Company changed its presentation of work in progress and deferred revenue which are now presented net on a contract by-contract basis separately from accounts receivable and no longer for each project as it was previously the case for systems integration and consulting services arrangements.

–
IFRS 15 indicates that IAS 37, Provisions, Contingent Liabilities and Contingent Assets, should now be applied to estimated losses on revenue-generating contracts. Therefore, related amounts previously classified as accounts payable and accrued liabilities and other long-term liabilities are now classified as current and non-current provisions.

–
IFRS 15 requires additional disclosures such as information on disaggregation of revenue from contracts with customers by geography, service type and major clients and on remaining performance obligations, which are respectively provided in Note 27, Segmented Information and Note 21, Remaining performance obligations.

The adoption of IFRS 15 did not have a material impact on the Company’s consolidated financial statements.

3.Summary of significant accounting policies (continued)
ADOPTION OF ACCOUNTING STANDARDS (CONTINUED)
IFRS 15 - Revenue from Contracts with Customers (continued)
Accounting policies for the fiscal year ended September 30, 2018, under IAS 18, Revenue and IAS 11, Construction Contracts
The Company provides services and products under arrangements that contain various pricing mechanisms. The Company recognizes revenue when the following criteria are met: there is clear evidence that an arrangement exists, the amount of revenue and related costs can be measured reliably, it is probable that future economic benefits will flow to the Company, the stage of completion can be measured reliably where services are delivered and the significant risks and rewards of ownership, including effective control, are transferred to clients where products are sold. Revenue is measured at the fair value of the consideration received or receivable net of discounts, volume rebates and sales related taxes.
Some of the Company’s arrangements may include client acceptance clauses. Each clause is analyzed to determine whether the earnings process is complete when the service is performed. Formal client sign-off is not always necessary to recognize revenue provided that the Company objectively demonstrates that the criteria specified in the acceptance provisions are satisfied. Some of the criteria reviewed include historical experience with similar types of arrangements, whether the acceptance provisions are specific to the client or are included in all arrangements, the length of the acceptance term and historical experience with the specific client.
Revenue from sales of third party vendor's products, such as software licenses, hardware or services is recorded on a gross basis when the Company is a principal to the transaction and is recorded net of costs when the Company is acting as an agent between the client and vendor. Factors generally considered to determine whether the Company is a principal or an agent include if the Company has the primary responsibility for providing the product or service, adds meaningful value to the vendor’s product or service, has discretion in supplier selection and assumes credit risks.
Revenue recognition of multiple component arrangements
Assessing whether the deliverables within an arrangement are separately identifiable components requires judgement by management. A component is considered as separately identifiable if it has value to the client on a stand-alone basis. The Company first reviews the contract clauses to evaluate if the deliverable is accepted separately by the client. Then, the Company assesses if the deliverable could have been provided by another vendor and if it would have been possible for the client to decide to not purchase the deliverable.
Relative selling price
The Company’s arrangements often include a mix of the services and products as described below. If an arrangement involves the provision of multiple components, the total arrangement value is allocated to each separately identifiable component based on its relative selling price. When estimating the selling price of each component, the Company maximizes the use of observable prices which are established using the Company’s prices for same or similar components. When observable prices are not available, the Company estimates selling prices based on its best estimate. The best estimate of the selling price is the price at which the Company would normally expect to offer the services or products and is established by considering a number of internal and external factors including, but not limited to, geographies, the Company’s pricing policies, internal costs and margins. The appropriate revenue recognition method is applied for each separately identifiable component as described below.
Managed IT and BPS
Revenue from managed IT and BPS arrangements is generally recognized as the services are provided at the contractually stated price, unless there is a better measure of performance or delivery.
3.Summary of significant accounting policies (continued)
ADOPTION OF ACCOUNTING STANDARDS (CONTINUED)
IFRS 15 - Revenue from Contracts with Customers (continued)
Accounting policies for the fiscal year ended September 30, 2018, under IAS 18, Revenue and IAS 11, Construction Contracts (continued)
Systems integration and consulting services
Revenue from systems integration and consulting services under time and material arrangements is recognized as the services are rendered, and revenue under cost-based arrangements is recognized as reimbursable costs are incurred.
Revenue from systems integration and consulting services under fixed-fee arrangements where the outcome of the arrangements can be estimated reliably is recognized using the percentage-of-completion method over the service period. The Company primarily uses labour costs or labour hours to measure the progress towards completion. This method relies on estimates of total expected labour costs or total expected labour hours to complete the service, which are compared to labour costs or labour hours incurred to date, to arrive at an estimate of the percentage of revenue earned to date. Management regularly reviews underlying estimates of total expected labour costs or hours. If the outcome of an arrangement cannot be estimated reliably, revenue is recognized to the extent of arrangement costs incurred if it is probable that such costs will be recoverable.
Revenue from benefits-funded arrangements is recognized only to the extent that it is probable that the stream associated with the transaction will generate sufficient amounts to fund the value on which revenue recognition is based.
Software licenses
Most of the Company’s software license arrangements include other services such as implementation, customization and maintenance. For these types of arrangements, revenue from a software license is recognized upon delivery if it has been identified as a separately identifiable component. Otherwise, it is combined with the implementation and customization services and is accounted for as described in the Systems integration and consulting services section above. Revenue from maintenance services for software licenses sold is recognized ratably over the term of the maintenance period.
Work in progress and deferred revenue
Amounts recognized as revenue in excess of billings are classified as work in progress. Amounts received in advance of the performance of services or delivery of products are classified as deferred revenue.
Estimated losses on revenue-generating contracts
Estimated losses on revenue-generating contracts may occur due to additional costs which were not foreseen at inception of the contract. Contract losses are measured at the amount by which the estimated total costs exceed the estimated total revenue from the contract. The estimated losses on revenue-generating contracts are recognized in the period when it is determined that a loss is probable. The expected loss is first applied to impair the related capitalized contract costs with the excess recorded in accounts payable and accrued liabilities and in other long-term liabilities. Management regularly reviews arrangement profitability and the underlying estimates.
3.Summary of significant accounting policies (continued)
ADOPTION OF ACCOUNTING STANDARDS (CONTINUED)
IFRS 9 - Financial instruments
In July 2014, the IASB amended IFRS 9, Financial Instruments, to replace IAS 39, Financial Instruments: Recognition and Measurement.
IFRS 9 was adopted retrospectively by the Company, with no restatement of comparative figures. The Company's policies applicable prior to October 1, 2018 are described below. The main changes to these accounting policies are as follows:

–
The standard simplifies the classification of financial assets, while carrying forward most of the requirements of IAS 39. The Company's financial assets previously classified as loans and receivables are now classified at amortized cost and continue to be measured as such. Financial assets previously classified as available-for-sale are now classified at fair value through other comprehensive income and continue to be measured as such. Other financial assets and derivatives that do not qualify for hedge accounting are still classified and measured at fair value through earnings. Financial liabilities previously classified as other liabilities are now classified at amortized cost and continue to be measured as such.

–
The standard introduces a new impairment model which applies to the Company’s trade accounts receivable, work in progress, long-term receivables and long-term bonds. The Company is not subject to any significant credit risk, given its large and diversified client base and its risk mitigation strategy to invest in high credit quality corporate and government bonds with a credit rating of A or higher. The Company has applied the simplified approach on its accounts receivable, work in progress and long-term receivables and used the low credit risk exemption on its long-term bonds.

–
Finally, IFRS 9 introduces a new hedge accounting model that is more closely aligned with risk-management activities. The Company had applied the new hedge accounting model and the existing hedge relationships continue to qualify for hedge accounting under this new model. The Company had elected to account for the forward element of the cross-currency swaps as costs of hedging.

–	The additional annual disclosures are provided in Note 30, Financial instruments.

The adoption of IFRS 9 did not have a material impact on the Company’s consolidated financial statements.

Accounting policies for the fiscal year ended September 30, 2018, under IAS 39, Financial Instruments: recognition and measurement
All financial instruments are initially measured at their fair value. Subsequently, financial assets classified as loans and receivables and financial liabilities classified as other liabilities are measured at their amortized cost using the effective interest rate method.
Financial assets and liabilities classified as fair value through earnings (FVTE) and classified as available-for-sale are measured subsequently at their fair value.
Financial instruments may be designated on initial recognition as FVTE if any of the following criteria are met: i) the financial instrument contains one or more embedded derivatives that otherwise would have to be accounted for separately; ii) the designation eliminates or significantly reduces a measurement or recognition inconsistency that would otherwise arise from measuring the financial asset or liability or recognizing the gains and losses on them on a different basis; or iii) the financial asset and financial liability are part of a group of financial assets or liabilities that is managed and its performance evaluated on a fair value basis, in accordance with a documented risk management or investment strategy. Gains and losses related to periodic revaluations of financial assets and liabilities designated as FVTE are recorded in the consolidated statements of earnings.
The unrealized gains and losses, net of applicable income taxes, on available-for-sale assets are reported in other comprehensive income. Interest income earned and realized gains and losses on the sale of available-for-sale assets are recorded in the consolidated statements of earnings.
3.Summary of significant accounting policies (continued)
ADOPTION OF ACCOUNTING STANDARDS (CONTINUED)
IFRS 9 - Financial instruments (continued)
Accounting policies for the fiscal year ended September 30, 2018, under IAS 39, Financial Instruments: recognition and measurement (continued)
Transaction costs are comprised primarily of legal, accounting and other costs directly attributable to the issuance of the respective financial assets and liabilities. Transaction costs are capitalized to the cost of financial assets and liabilities classified as other than FVTE.
Financial assets are derecognized if the contractual rights to the cash flows from the financial asset expire or the asset is transferred and the transfer qualifies for derecognition. The transfer qualifies for derecognition if substantially all the risks and rewards of ownership of the financial asset are transferred.
The Company has made the following classifications:
FVTE
Cash and cash equivalents and derivative financial instruments unless they qualify for hedge accounting. In addition, deferred compensation plan assets within long-term financial assets were designated by management as FVTE upon initial recognition as this reflected management’s investment strategy.
Loans and receivables
Trade accounts receivable, cash included in funds held for clients and long-term receivables within long-term financial assets.
Available-for-sale
Long-term bonds included in funds held for clients and in long-term investments within long-term financial assets.
Other liabilities
Accounts payable and accrued liabilities, accrued compensation, long-term debt and clients’ funds obligations.
Fair value hierarchy
Fair value measurements recognized in the balance sheets are categorized in accordance with the following levels:
Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities;
Level 2: inputs other than quoted prices included in Level 1, but that are observable for the asset or liability, either directly or indirectly; and
Level 3: inputs for the asset or liability that are not based on observable market data.
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING TRANSACTIONS
The Company enters into a variety of derivative financial instruments to manage its exposure to interest rate and foreign currency exchange risks.
Derivative financial instruments are initially recognized at fair value at the date the derivative contracts are entered into and are subsequently remeasured to their fair value at the end of each reporting date. The resulting gain or loss is recognized in the consolidated statements of earnings, unless the derivative is designated and is effective as a hedging instrument, in which event the timing of the recognition in the consolidated statements of earnings depends on the nature of the hedge relationship.
At the inception of a hedge relationship, the Company formally designates and documents the hedge relationship to which the Company wishes to apply hedge accounting and the risk management's objective and strategy for undertaking the hedge. The documentation includes identification of the hedging instrument, the hedged item or transaction, the nature of the risk being hedged and how the Company will assess the effectiveness of changes in the hedging instrument’s fair value in offsetting the exposure to changes in the hedged item’s fair value or cash flows attributable to the hedged risk. Such hedges are expected to be highly effective in achieving offsetting changes in fair value or cash flows and are assessed on an ongoing basis to determine that they actually have been highly effective throughout the financial reporting periods for which they were designated.
3.Summary of significant accounting policies (continued)
ADOPTION OF ACCOUNTING STANDARDS (CONTINUED)
IFRS 9 - Financial instruments (continued)
Accounting policies for the fiscal year ended September 30, 2018, under IAS 39, Financial Instruments: recognition and measurement (continued)
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING TRANSACTIONS (continued)
The cash flows of the hedging transactions are classified in the same manner as the cash flows of the position being hedged.
Derivative financial instruments used as hedging items are recorded at fair value in the consolidated balance sheets under current derivative financial instruments, long-term financial assets or long-term derivative financial instruments. Valuation models, such as discounted cash flow analyses using observable market inputs, are utilized to determine the fair values of the derivative financial instruments.
Hedges of net investments in foreign operations
The Company uses cross-currency swaps and foreign currency denominated long-term debt to hedge portions of the Company’s net investments in its U.S. and European operations. Foreign exchange translation gains or losses on the net investments and the effective portions of gains or losses on instruments hedging the net investments are recorded in other comprehensive income. To the extent that the hedge is ineffective, such differences are recognized in consolidated statements of earnings. When the hedged net investment is disposed of, the relevant amount in other comprehensive income is transferred to earnings as part of the gain or loss on disposal.
Cash flow hedges of future revenue and long-term debt
The majority of the Company’s revenue and costs are denominated in currency other than the Canadian dollar. The risk of foreign exchange fluctuations impacting the results is substantially mitigated by matching the Company’s costs with revenue denominated in the same currency. In certain cases where there is a substantial imbalance for a specific currency, the Company enters into foreign currency forward contracts to hedge the variability in the foreign currency exchange rates.
The Company also uses interest rate and cross-currency swaps to hedge either the cash flow exposure or the foreign exchange exposure of the long-term debt.
These derivatives are documented as cash flow hedges and no component of the derivative contracts’ fair value are excluded from the assessment and measurement of hedge effectiveness. The effective portion of the change in fair value of the derivative financial instruments is recognized in other comprehensive income and the ineffective portion, if any, in the consolidated statements of earnings. The effective portion of the change in fair value of the derivatives is reclassified out of other comprehensive income into the consolidated statements of earnings when the hedged element is recognized in the consolidated statements of earnings.
Fair value hedges of Senior U.S. unsecured notes
The Company entered into interest rate swaps to hedge the fair value exposure of the issued fixed rate Senior U.S. unsecured notes. Under the interest rate swaps, the Company receives a fixed rate of interest and pays interest at a variable rate on the notional amount.
The changes in the fair value of the interest rate swaps are recognized in the consolidated statements of earnings as finance costs. The changes in the fair value of the hedged items attributable to the risk hedged is recorded as part of the carrying value of the Senior U.S. unsecured notes and are also recognized in the consolidated statements of earnings as finance costs. If the hedged items are derecognized, the unamortized fair value is recognized immediately in the consolidated statements of earnings.

3.Summary of significant accounting policies (continued)
FUTURE ACCOUNTING STANDARD CHANGES
The following standards have been issued but are not yet effective as of September 30, 2019.
IFRS 16 - Leases
In January 2016, the IASB issued IFRS 16, Leases, to set out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a lease agreement. The standard supersedes IAS 17, Leases, and other leases related interpretations, eliminates the lessee's classification of leases as either operating leases or finance leases and introduces a single lessee accounting model. The standard is effective since October 1, 2019 for the Company. The standard permits two possible transition methods for its application: i) retrospectively to each prior reporting period presented or ii) retrospectively with the cumulative effect of initially applying the standard recognized on the date of the initial application (modified retrospective method). The Company adopted IFRS 16 using the modified retrospective method, with no restatement of comparative figures. The Company made use of practical expedients available on transition including the definition of a lease, the use of hindsight in determining the lease term, applying a single incremental borrowing rate to a portfolio of leases with similar characteristics and adjusting the right-of-use assets for any onerous lease provisions as an alternative to an impairment review.
In preparation for the conversion to IFRS 16, the Company has developed a detailed conversion plan consisting of three phases: 1) awareness and assessment, 2) design and 3) implementation. As part of the first phase, the Company has established a steering committee responsible for monitoring the progress and approving recommendations from the project team. The steering committee meets regularly and quarterly updates are provided to the Audit and Risk Management Committee. The Company is progressing toward the completion of the third phase of the conversion plan.
The following table shows the expected impact of the adoption of IFRS 16 on the Company’s consolidated balance sheet as of October 1, 2019:

	Balance sheet as at September 30, 2019	IFRS 16 adoption	Expected balance sheet as at October 1, 2019
	$	$	$
Assets
Accounts receivable	1,357,090	3,319	1,360,409
Prepaid expenses and other current assets	172,182	(6,365)	165,817
Property, plant and equipment	397,661	(21,863)	375,798
Right-of-use assets	—	701,346	701,346
Other long-term assets	180,480	607	181,087
Deferred tax assets	100,539	14,230	114,769
Other assets	10,413,794	—	10,413,794
	12,621,746	691,274	13,313,020

Liabilities
Accounts payable and accrued liabilities	1,108,895	(8,037)	1,100,858
Current portion of provisions	73,509	(3,723)	69,786
Current portion of long-term debt	113,511	152,758	266,269
Long-term provisions	24,946	(2,264)	22,682
Long-term debt	2,217,696	693,269	2,910,965
Other long-term liabilities	213,392	(64,655)	148,737
Deferred tax liabilities	178,265	(8,790)	169,475
Other liabilities	1,807,429	—	1,807,429
	5,737,643	758,558	6,496,201

Equity
Retained earnings	4,557,855	(67,284)	4,490,571
Other equity	2,326,248	—	2,326,248
	6,884,103	(67,284)	6,816,819
	12,621,746	691,274	13,313,020

3.Summary of significant accounting policies (continued)
FUTURE ACCOUNTING STANDARD CHANGES (CONTINUED)
IFRS 16 - Leases (continued)
When the Company is the lessee, it is expected that the application of IFRS 16 will result in on-balance sheet recognition of most of its lease agreements that are currently considered operating leases, which are primarily for the rental of premises. The Company also expects a decrease of its property costs and an increase of its finance costs and amortization and depreciation resulting from the change in the recognition, measurement and presentation of rental expenses. The adoption of IFRS 16 will not have an impact on its ability to comply with the external covenants disclosed in Note 31, Capital risk management, related to its Senior U.S. and euro unsecured notes, unsecured committed revolving credit facility and unsecured committed term loan credit facility.
Amendments to IFRS 9, IAS 39 and IFRS 7 - Interest rate benchmark reform
In September 2019, the IASB has amended some of its requirements to address the uncertainty arising from the phasing out of interest-rate benchmarks such as interbank offered rates (IBORS).  The amendments issued focused on the accounting effects of uncertainty in the period leading up to the reform.  The IASB is also working on the potential consequences to financial reporting of replacing an existing benchmark with an alternative. The amendments impact IFRS 9 Financial instruments, IAS 39 Financial instruments: Recognition and measurement and IFRS 7 Financial instruments: Disclosures. The amendments come into effect for annual periods beginning on or after January 1, 2020 subject to European Union endorsement. The Company is currently evaluating the impact of this standard on its consolidated financial statements.

Disclosure of financial liabilities at date of initial application of IFRS 9
The following table shows the expected impact of the adoption of IFRS 16 on the Company’s consolidated balance sheet as of October 1, 2019:

	Balance sheet as at September 30, 2019	IFRS 16 adoption	Expected balance sheet as at October 1, 2019
	$	$	$
Assets
Accounts receivable	1,357,090	3,319	1,360,409
Prepaid expenses and other current assets	172,182	(6,365)	165,817
Property, plant and equipment	397,661	(21,863)	375,798
Right-of-use assets	—	701,346	701,346
Other long-term assets	180,480	607	181,087
Deferred tax assets	100,539	14,230	114,769
Other assets	10,413,794	—	10,413,794
	12,621,746	691,274	13,313,020

Liabilities
Accounts payable and accrued liabilities	1,108,895	(8,037)	1,100,858
Current portion of provisions	73,509	(3,723)	69,786
Current portion of long-term debt	113,511	152,758	266,269
Long-term provisions	24,946	(2,264)	22,682
Long-term debt	2,217,696	693,269	2,910,965
Other long-term liabilities	213,392	(64,655)	148,737
Deferred tax liabilities	178,265	(8,790)	169,475
Other liabilities	1,807,429	—	1,807,429
	5,737,643	758,558	6,496,201

Equity
Retained earnings	4,557,855	(67,284)	4,490,571
Other equity	2,326,248	—	2,326,248
	6,884,103	(67,284)	6,816,819
	12,621,746	691,274	13,313,020